Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 12, 2021
Registrant Name	ARK ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2021
Document Effective Date	Nov. 15, 2021
Prospectus Date	Nov. 15, 2021
ARK Transparency ETF | ARK Transparency ETF
Prospectus:
Trading Symbol	CTRU